Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Assets and Liabilities at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥27,555	¥27,555	¥—	¥27,555
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	70,905	—	70,905	—	—
Interest rate instruments (notes 1(q) and 17)	—	35,352	1,025	36,377	—	—

Total derivative instruments	—	106,257	1,025	107,282	(44,417)	62,865

Available-for-sale securities
Marketable equity securities	94,560	—	—	94,560	—	94,560
Auction rate securities	—	—	10,041	10,041	—	10,041

Total available-for-sale securities	94,560	—	10,041	104,601	—	104,601

Total	¥94,560	¥106,257	¥38,621	¥239,438	¥(44,417)	¥195,021

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(23,432)	¥—	¥(23,432)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(61,087)	—	(61,087)	—	—

Total derivative instruments	—	(84,519)	—	(84,519)	44,417	(40,102)

Total	¥—	¥(84,519)	¥—	¥(84,519)	¥44,417	¥(40,102)

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥—	¥—	¥—	¥—
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	57,880	—	57,880	—	—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

Reconciliation for all Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2010	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥45,648	¥2,294	¥9,906	¥57,848
Total realized/unrealized gains or losses
Included in earnings	8,990	1,164	—	10,154
Included in other comprehensive income (loss)	—	—	1,746	1,746
Purchases, issuances, and settlements, net	(25,706)	(2,341)	(1,155)	(29,202)
Foreign currency translation	(1,377)	(92)	(456)	(1,925)

Balance at end of year	¥27,555	¥1,025	¥10,041	¥38,621

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥4,834	¥625	¥—	¥5,459
Included in other comprehensive income (loss)	—	—	1,746	1,746

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,569,760	¥3,638,964	¥3,642,235	¥3,701,218
Held-to-maturity securities	18,766	18,862	40,725	40,649
Debt	(4,101,675)	(4,191,389)	(4,100,435)	(4,159,300)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table exclude ¥411,228 million and ¥333,979 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table also include ¥519,495 million and ¥496,233 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.